ANNUAL REPORT

[Graphic]

GLEN R. JOHNSON

President

Tax-Free Instruments Trust

President's Message

Dear Shareholder:

Tax-Free Instruments Trust was created in 1981, and I am pleased to present its 16th Annual Report. This report covers the 12-month reporting period from April 1, 1998 through March 31, 1999. It begins with an interview with the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President of Feder ated Investment Management Company. Following his discussion you will find two additional items of shareholder interest. First is a complete listing of the fund's tax-free money market holdings, and second is the publication of the fund's financial statements.

Tax-Free Instruments Trust keeps your ready cash pursuing daily income free from federal regular income tax. 1 You have the comfort of knowing that the trust is managed to keep the value of your investment at a stable $1.00 per share, which the trust has maintained since its inception.2 You also have daily access to your invested cash.

On March 31, 1999, the trust's $2 billion portfolio was invested among more than 276 money market securities issued by municipalities across the United States. Tax-free dividends paid to shareholders during the reporting period totaled $0.03 per share for both Investment Shares and Institutional Service Shares.

Thank you for your participation in the daily, tax-free earning power of Tax-Free Instruments Trust. We will continue to keep you up-to-date on your investment, and, as always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
May 15, 1999

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in the trust is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the trust.

[Graphic]

JEFF A. KOZEMCHAK, CFA

Senior Vice President
Federated Investment Management Company

Investment Review

WHAT IS YOUR REVIEW OF THE TRUST'S FISCAL YEAR?

There were two central themes in the short-term money markets over the 12- month reporting period ended March 31, 1999. First, the economy continued to grow at a robust pace, with gross domestic product expanding in the second, third and fourth quarters of 1998 at 1.8%, 3.7% and 6.0%, respectively, and all indications that this same strength had spilled over into 1999. Although the manufacturing sector was soft, the housing and retail sectors continued to propel the U.S. economy forward. Inflation remained benign, perhaps reflecting advances in productivity that have enabled growth to be achieved without upward pressure on prices. Under normal circumstances, however, the growth trajectory of the economy would have been sufficient to concern Fed eral Reserve Board (the "Fed") officials about the inflationary threat that could result from such above-trend growth.

Economic crises in countries overseas were the second, and ultimately more dominant, theme over the reporting period. In August 1998, the economic trou bles in Asia spread to encompass Russia and then Latin America. As fears that the United States could not continue to be immune to what had become a global economic crisis weighed heavily on the U.S. equity market, investors both domestic and abroad fled to the perceived safety of the U.S. Treasury market. Yields on Treasury securities were driven sharply downward, as investors shunned credit-sensitive markets in favor of the safe haven of U.S. Treasuries, and a credit/liquidity crisis in the U.S. financial markets became evident.

THE REPORTING PERIOD ALSO SAW THE FED "EASE," OR CUT RATES WHILE TREASURY RATES DECLINED DURING AN INTENSE "FLIGHT-TO-QUALITY" BY INVESTORS. WHAT ARE YOUR COMMENTS ON THESE DEVELOPMENTS? AND HOW DID SHORT-TERM TAX-FREE RATES BEHAVE DURING THE FISCAL YEAR?

Faced with the credit and liquidity crisis, the Fed voted to ease monetary policy by 25 basis points in an attempt to calm investor fears, bringing the Fed Funds Target Rate down to 5.25% in late September 1998. Market partici pants viewed this move to be too tentative, however, and it was not until the Fed took two additional easing steps-in mid-October and November of 1998, bringing the Fed Funds Target Rate to 4.75%-that some semblance of calm returned to the markets. Credit spreads narrowed over this period, albeit not back to levels that pre-dated the crisis.

Movements in short-term interest rates reflected the turbulent economic con ditions in the middle of the reporting period, and then the relative tran quility of the markets once the Fed easings had their desired effect. The yield on the 1-year Treasury bill began the period at 5.40%, but in August and September of 1998 was driven downward by an onslaught of inves tors-both domestic and abroad -seeking a safe haven from world economic uncertainty and the instability of the U.S. equity market. As a result, the yield on this security reached a low of 3.85% by mid-October. As the addi tional easing steps by the Fed calmed investors, the yield on this security rose moderately to 4.60% by early November. Although the Fed took one addi tional easing step in mid-November, the yield on this security traded within a relatively narrow range of 4.40% to 4.60% through January of 1999. In February and March of 1999, strong economic growth pushed the yield as high as 4.90% before it ended the reporting period at 4.75%.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably the April tax payment season, the summer note issuance season, year-end cash flows, and more recently, tight supply conditions. Variable rate demand notes ("VRDNs"), which comprised more than 50% of the trust's assets as of March 31, 1999, averaged 3.40% over the reporting period, but ranged as high as 4.40% in April of 1998 and as low as 2.25% in February of 1999.

Over the reporting period, VRDN yields averaged roughly 67% of taxable rates, making them attractive for investors at the 35% or higher federal tax brack ets.

Municipal 1-year fixed-rate note prices rallied along with Treasuries but also suffered from a lack of supply, as yields fell over the reporting period from 3.75% to 3.10%. Municipal notes were cheap relative to Treasury bills for the last nine months of 1998, but were fairly expensive in the first quarter of 1999.

WHAT STRATEGIES GUIDED THE TRUST DURING THE REPORTING PERIOD?

We maintained a 40-55 day average maturity target range. In June and July of 1998, new issuance of fixed-rate notes allowed us to extend the average matu rity to 55 days from a low of 38 days in June and lock in some very attrac tive 1-year yields ahead of the Fed's interest rate cuts. We continued to maintain a 50-55 day range through the end of the year, but tight supply con ditions combined with strong cash inflows into the trust caused the maturity to fall to 40-45 days by the end of the reporting period. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs and commercial paper with purchases of longer term securities with maturities between 6 and 12 months.

HOW HAS THE TRUST PERFORMED FROM A YIELD PERSPECTIVE?

The 7-day net yield for the trust's Institutional Service Shares on March 31, 1999 was 2.62% compared to 3.12% on March 31, 1998. 1 The latest yield was the equivalent of a 4.33% taxable yield for investors in the highest federal tax bracket. For the trust's Investment Shares, the 7-day net yield on March 31, 1999 was 2.47% compared to 2.97% on March 31, 1998.1 The latest yield was equivalent to a 4.08% taxable yield for investors in the highest federal tax bracket.

WHAT KIND OF SHORT-TERM TAX-FREE INTEREST RATE ENVIRONMENT DO YOU SEE THROUGH 1999?

The economy continues to remain robust with little or no signs of inflation. The Fed is not likely to raise interest rates or take preemptive action until price or wage pressures materialize. We look for short-term interest rates to remain unchanged over the near-term, and expect growth to moderate as we approach the summer months. Accordingly, we plan to maintain a neutral aver age maturity range for the trust over the near term. In the summer months, we will likely extend the maturity as new issuance and rollover of municipal notes occurs during this period. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal investors.

1 The 7-day net yield is calculated daily based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized. Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the trust's current earnings.

Portfolio of Investments

MARCH 31, 1999


PRINCIPAL

AMOUNT                                               VALUE

                 SHORT-TERM MUNICIPALS-

                 98.9%

                 ALABAMA-1.9%

  $  6,000,000   Homewood, AL IDA Weekly
                 VRDNs (Mountain Brook
                 Inn)
                 (Homewood
                 AL)/(SouthTrust Bank of
                 Alabama, Birmingham LOC)  $     6,000,000
    12,000,000   Jefferson County, AL,
                 (Series A), 3.45% Bonds
                 (Bayerische Landesbank
                 Girozentrale LOC),

                 10/1/1999                      12,000,000
     6,400,000 1 Jefferson County, AL,
                 Trust Receipts (Series
                 1998 FR/RI-7) Weekly
                 VRDNs
                 (FGIC INS)/(Bank of New

                 York, New York LIQ)             6,400,000
       785,000   Madison, AL IDA, (Series

                 A) Weekly VRDNs
                 (Executive Inn)/(Amsouth
                 Bank N.A., Birmingham

                 LOC)                              785,000
     4,000,000   St. Clair County, AL IDB,

                 (Series 1993) Weekly
                 VRDNs (Ebsco Industries,
                 Inc.)/(National
                 Australia Bank, Ltd.,

                 Melbourne LOC)                  4,000,000
     4,500,000   Stevenson, AL IDB,
                 Industrial Revenue Bonds
                 (Series 1996-A) Weekly
                 VRDNs (Unitog Co.)/(UMB

                 Bank, N.A. LOC)                 4,500,000
     4,700,000   Sumter County, AL IDA,
                 Industrial Revenue Bonds
                 (Series 1995A) Weekly
                 VRDNs (Fulghum Fibres
                 Project (AL))/(Regions

                 Bank, Alabama LOC)              4,700,000
                 TOTAL                          38,385,000

                 ARIZONA-2.6%

    23,850,000   Arizona Agricultural
                 Improvement & Power
                 District, 3.15% CP (Salt
                 River Project, AZ
                 Agricultural Improvement
                 & Power District),
                 Mandatory Tender
                 6/18/1999                      23,850,000

     1,165,000   Arizona State
                 Transportation Board,

                 5.90% Bonds, 7/1/1999           1,171,422
       850,000   Arizona State
                 Transportation Board,
                 6.90% Bonds (Maricopa
                 County, AZ Regional Area
                 Road Fund)/(MBIA INS),

                 7/1/1999                          856,595

       500,000   Maricopa County, AZ
                 Unified School District
                 No. 48, 6.00% Bonds,

                 7/1/1999                          502,724
     5,985,000   Maricopa County, AZ IDA,
                 (Series 1984) Weekly
                 VRDNs (Gannett Co.,

                 Inc.)                           5,985,000
     1,000,000   Maricopa County, AZ IDA,

                 (Series 1999A) Daily
                 VRDNs (Orangewood
                 CCRC)/(Banque Nationale

                 de Paris LOC)                   1,000,000
     1,920,000 1 Phoenix, AZ Civic
                 Improvement Corp., PA- 405 (Series 1998A) Weekly VRDNs (FSA
                 INS)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                            1,920,000

     2,300,000   Phoenix, AZ IDA, (Series 1984) Weekly VRDNs (Del Mar Terrace
                 Apartments)/(Bank of America NT and SA, San

                 Francisco LOC)                  2,300,000
     1,950,000   Phoenix, AZ IDA, (Series

                 1997) Weekly VRDNs
                 (Interface Data Systems,

                 Inc.)/
                 (Bank One, Arizona N.A.

                 LOC)                            1,950,000
     2,000,000 1 Phoenix, AZ IDA, PT-1032
                 Weekly VRDNs (GNMA
                 COL)/(Merrill Lynch
                 Capital Services, Inc.

                 LIQ)                            2,000,000

       500,000   Phoenix, AZ, GO UT Bonds
                 Daily VRDNs (Morgan
                 Guaranty Trust Co.,

                 New York LIQ)                     500,000
     2,425,000 1 Phoenix, AZ, PA-236
                 Weekly VRDNs (Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                       2,425,000

PRINCIPAL

AMOUNT                                               VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 ARIZONA-CONTINED

 $   1,205,000   Pima County, AZ IDA
                 Weekly VRDNs (A & P
                 Investments)/
                 (Bank One, Arizona N.A.
                 LOC)                      $      1,205,000
     5,203,000   Pima County, AZ IDA
                 Weekly VRDNs (BJR
                 Investments, Inc.)/(Bank
                 One,
                 Arizona N.A. LOC)                5,203,000
       850,000   Scottsdale, AZ IDA
                 Weekly VRDNs (Scottsdale
                 (Memorial Hospitals))/
                 (AMBAC Financial Group,
                 Inc. INS)/(Credit Local

                 de France LIQ)                     850,000
     2,300,000   Yavapai, AZ IDA, (Series
                 1997B) Weekly VRDNs
                 (Yavapai Regional
                 Medical Center)/(FSA
                 INS)/(Credit Local de

                 France LIQ)                      2,300,000
                 TOTAL                           54,018,741

                 ARKANSAS-0.9%

     3,900,000   Hope, AR, Solid Waste
                 Disposal Revenue Bonds
                 (Series 1994), 3.70% CP
                 (Temple-Inland Forest
                 Products Corp.)/(Temple-
                 Inland, Inc. GTD),
                 Mandatory
                 Tender 4/13/1999                 3,900,000
     5,500,000   Hope, AR, Solid Waste
                 Disposal Revenue Bonds
                 (Series 1994), 3.75% CP
                 (Temple-Inland Forest
                 Products Corp.)/(Temple-
                 Inland, Inc. GTD),
                 Mandatory Tender

                 4/8/1999                         5,500,000

     2,500,000   Pocahontas, AR, IDRB
                 (Series 1995) Weekly
                 VRDNs (MacLean ESNA L.P.
                 Project)/(Northern Trust

                 Co., Chicago, IL LOC)            2,500,000
     7,400,000   Siloam Springs, AR, IDRB

                 (Series 1994) Weekly
                 VRDNs (La-Z Boy Chair

                 Co.)/

                 (NBD Bank, Michigan LOC)         7,400,000
                 TOTAL                           19,300,000

                 CALIFORNIA-9.4%

     1,700,000   1 ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)
                 (Series 1998-17) Weekly VRDNs (Sacramento County, CA Airport
                 System)/(FGIC INS)/(ABN AMRO Bank N.V.,

                 Amsterdam LIQ)                   1,700,000
    27,500,000 1 California Community
                 College Financing
                 Authority, Trust
                 Receipts (Series 1998
                 FR/RI-A24) Weekly VRDNs
                 (FSA INS)/(Bank of New

                 York, New York LIQ)             27,500,000
     5,000,000 1 California State,
                 Floater Certificates
                 (Series 1998-55) Weekly
                 VRDNs (FGIC INS)/(Morgan
                 Stanley, Dean Witter
                 Municipal Funding, Inc.

                 LIQ)                             5,000,000

    12,300,000 1 California Statewide
                 Communities Development
                 Authority, Trust
                 Receipts (Series FR/RI-
                 A23) Weekly VRDNs (FSA
                 INS)/(Bank of New York,

                 New York LIQ)                   12,300,000
    38,300,000 1 Contra Costa County, CA,
                 Trust Receipts (1998 A-
                 27) Weekly VRDNs (Bank of

                 New York, New York LIQ)         38,300,000
    11,135,000   Los Angeles County, CA

                 Metropolitan
                 Transportation
                 Authority, 2.70% CP
                 (Bayerische Hypotheken-
                 und Vereinsbank AG,
                 Canadian Imperial Bank

                 of Commerce and National
                 Westminster Bank, PLC,
                 London LOCs), Mandatory

                 Tender 5/13/1999                11,135,000
    20,000,000   Los Angeles County, CA,

                 (Series A), 4.50% TRANs,
                 6/30/1999                       20,039,412

    12,500,000   1 Los Angeles, CA Department of Water & Power, Trust Receipts
                 (Series 1998 FR/RI-18) Weekly VRDNs (FGIC INS)/(Bank of New

                 York, New York LIQ)             12,500,000
PRINCIPAL

AMOUNT                                               VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 CALIFORNIA-CONTINUED

  $  6,075,000 1 Los Angeles, CA Unified
                 School District, Floater
                 Certificates
                 (Series 1998-60) Weekly
                 VRDNs (FGIC INS)/(Morgan
                 Stanley, Dean Witter
                 Municipal Funding, Inc.
                 LIQ)                      $      6,075,000
     6,100,000 1 Northern California
                 Transmission Agency,
                 Trust Receipts (Series
                 1998 FR/RI-16) Weekly
                 VRDNs (California-Oregon
                 Transmission
                 Project)/(MBIA
                 INS)/(Bank of New York,

                 New York LIQ)                    6,100,000
    18,637,004 1 PBCC LeaseTOPS Trust
                 (California Non-AMT)
                 (Series 1998-1) Weekly
                 VRDNs (AMBAC
                 INS)/(Pitney Bowes

                 Credit Corp. LIQ)               18,637,004
    28,325,000 1 San Diego, CA Area Local
                 Governments, Trust
                 Receipts (Series FR/RI-
                 A25) Weekly VRDNs (Bank
                 of New York, New York
                 LIQ)  28,325,000

     1,000,000   1 San Francisco, CA City & County Airport Commission, Floater
                 Certificates (Series 1998-31) Weekly VRDNs (FGIC INS)/(Bank of
                 America NT and SA,

                 San Francisco LIQ)               1,000,000
     3,500,000   San Francisco, CA
                 Redevelopment Finance
                 Agency, (Series B1)
                 Weekly VRDNs (Fillmore
                 Center)/(Bank of Nova

                 Scotia, Toronto LOC)             3,500,000
                 TOTAL                          192,111,416

                 COLORADO-1.8%

     1,870,000   Colorado Health
                 Facilities Authority,
                 (Series 1998F) Weekly
                 VRDNs (Developmental
                 Disabilities
                 Center)/(Bank One,

                 Colorado LOC)                    1,870,000
     3,050,000   Colorado Health
                 Facilities Authority,
                 (Series 1998B) Weekly
                 VRDNs (Developmental
                 Pathways, Inc.)/(Bank

                 One, Colorado LOC)               3,050,000
     3,000,000   Colorado Health
                 Facilities Authority,
                 (Series 1998D) Weekly
                 VRDNs (North Metro
                 Community Servies,
                 Inc.)/(Bank One,

                 Colorado LOC)                    3,000,000
       315,000   Colorado Health
                 Facilities Authority,
                 (Series 1998E) Weekly
                 VRDNs (Arkansas
                 Valley)/(Bank One,

                 Colorado LOC)                      315,000
       775,000   Colorado Health
                 Facilities Authority,
                 (Series 1998H) Weekly
                 VRDNs (Community
                 Partnership for Child
                 Development)/(U.S. Bank,

                 N.A., Minneapolis LOC)             775,000
     2,300,000   Colorado Postsecondary
                 Educational Facilities,
                 (Series 1997) Weekly
                 VRDNs (Waldorf School
                 Association of Boulder,
                 Inc. - Shining Mountain
                 Waldorf
                 School)/(KeyBank, N.A.

                 LOC)                             2,300,000

     3,200,000   Colorado Springs, CO
                 Utility System, IDRBs
                 (Series 1996) Weekly
                 VRDNs
                 (Micro Metals,
                 Inc.)/(U.S. Bank, N.A.,

                 Minneapolis LOC)                 3,200,000
    12,645,000 1 Denver (City & County),
                 CO, Trust Receipts, (Series 1998 FR/RI-13) Weekly VRDNs (MBIA
                 INS)/(Bank of New York,

                 New York LIQ)                   12,645,000
     4,655,000   Mesa County, CO, (Series

                 1996) Weekly VRDNs (3D Systems Corp.)/(Norwest Bank Minnesota,
                 N.A.

                 LOC)                             4,655,000
     5,365,000 1 Thornton, CO,
                 Multifamily Housing
                 Refunding Revenue Bonds
                 (1989 Series A) Weekly
                 VRDNs (Quail Ridge
                 Project)/(General
                 Electric Capital Corp.

                 LOC)                             5,365,000
                 TOTAL                           37,175,000


PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 CONNECTICUT-3.0%

 $   4,875,000   Connecticut Development
                 Health Care Facilities
                 Weekly VRDNs
                 (Independence
                 Living)/(Chase Manhattan
                 Bank N.A., New York LOC)  $      4,875,000
     6,200,000   Connecticut Development
                 Health Care Facilities
                 Weekly VRDNs
                 (Independence
                 Living)/(Credit Local de

                 France LOC)                      6,200,000
     9,500,000   Connecticut State HEFA,
                 (Series B) Weekly VRDNs
                 (Edgehill)/(Paribas,

                 Paris LOC)                       9,500,000
    30,000,000   Connecticut State
                 Transportation
                 Infrastructure Authority
                 Weekly VRDNs
                 (Commerzbank AG,

                 Frankfurt LOC)                  30,000,000
    10,000,000   Hartford, CT
                 Redevelopment Authority
                 Weekly VRDNs (Underwood

                 Towers)/
                 (FSA INS)/(Societe

                 Generale, Paris LIQ)            10,000,000
                 TOTAL                           60,575,000

                 DISTRICT OF COLUMBIA-
                 0.3%

     6,000,000   District of Columbia
                 Housing Finance Agency,
                 (1998 Series B), 3.80%
                 TOBs
                 (AIG Funding, Inc.),
                 Mandatory Tender

                 6/23/1999                        6,000,000

                 FLORIDA-0.4%

     7,500,000   Highlands County, FL
                 Health Facilities,
                 (Series 1996B Accounts
                 Receivable) Weekly VRDNs
                 (Adventist Health
                 System)/(MBIA
                 INS)/(Canadian Imperial
                 Bank of Commerce LIQ)            7,500,000

                 GEORGIA-6.8%

     3,000,000   Albany-Dougherty, GA
                 Payroll Development
                 Authority Weekly VRDNs
                 (Flint River Services,
                 Inc.)/(Columbus Bank and

                 Trust Co., GA LOC)               3,000,000
     3,500,000   Atlanta, GA, Urban
                 Residential Finance
                 Authority, Multifamily
                 Rental Housing Revenue
                 Refunding Bonds (Series
                 1988A) Weekly VRDNs
                 (West Paces Club Towers
                 Project)/(Societe

                 Generale, Paris LOC)             3,500,000
    11,665,000   Bibb County, GA
                 Development Authority,
                 (Series 1991IR-1) Weekly
                 VRDNs (Temple-Inland,

                 Inc.)                           11,665,000
    20,000,000   Burke County, GA
                 Development Authority,
                 PCRBs (Series 1998A),
                 3.15% CP (Oglethorpe
                 Power Corp. Vogtle
                 Project)/(AMBAC
                 Financial Group, Inc.
                 INS)/(Rabobank
                 Nederland, Utrecht LIQ),
                 Mandatory Tender

                 4/16/1999                       20,000,000

    10,000,000   Burke County, GA
                 Development Authority,
                 PCRBs (Series 1998A),
                 3.15% CP (Oglethorpe
                 Power Corp. Vogtle
                 Project)/(AMBAC
                 Financial Group, Inc.
                 INS)/(Rabobank
                 Nederland, Utrecht LIQ),
                 Mandatory Tender
                 7/28/1999                       10,000,000
     5,700,000   Cobb County, GA IDA,
                 (Series 1997) Weekly
                 VRDNs (Wyndham Gardens)/
                 (Bankers Trust Co., New

                 York LOC)                        5,700,000
     5,830,000   Columbus, GA IDA
                 Industrial & Port
                 Development Commission,
                 (Series 1992) Weekly
                 VRDNs (Maine Street
                 Village
                 Partnership)/(Columbus
                 Bank and Trust Co., GA

                 LOC)                             5,830,000

     1,600,000   Coweta County, GA
                 Development Authority,
                 PCRBs (First Series

                 1996)

                 Daily VRDNs (Georgia

                 Power Co.)                       1,600,000

PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 GEORGIA-CONTINUED

 $   7,000,000   Coweta County, GA
                 Residential Care
                 Facilities for the
                 Elderly, First Lien
                 Revenue Bonds (Series
                 1996B) Weekly VRDNs
                 (Wesley Woods of Newman-
                 Peachtree City, Inc.
                 Project)/(Paribas, Paris
                 LOC)                      $      7,000,000
     5,000,000   Crisp County, GA
                 Development Authority,
                 Solid Waste Disposal
                 Revenue Bonds (Series
                 A), 3.75% TOBs
                 (International Paper
                 Co.), Optional Tender
                 3/1/2000                         5,000,000

    12,000,000   De Kalb County, GA School
                 District, (Series 1999),

                 2.875% TANs, 12/30/1999         12,000,000
     1,325,000   Douglas County, GA

                 School District, 3.10%
                 Bonds, 1/1/2000                  1,325,000
     1,660,000   Fulton County, GA
                 Housing Authority,
                 (Series 1996) Weekly
                 VRDNs (Champions Green
                 Apartments
                 Project)/(SouthTrust
                 Bank of Alabama,
                 Birmingham LOC)                  1,660,000
       622,882   Georgia Municipal
                 Association Weekly VRDNs
                 (MBIA INS)/(Credit
                 Suisse

                 First Boston LIQ)                  622,882
     5,000,000   Georgia Municipal
                 Electric Authority,
                 (Series Z), 4.50% Bonds,

                 1/1/2000                         5,046,613
     7,460,000   Georgia State, UT GO,
                 5.75% Bonds, 9/1/1999            7,541,426
    17,500,000 1 Gwinnett County, GA
                 Water and Sewer
                 Authority, Floater
                 Certificates
                 (Series 1998-70) Weekly
                 VRDNs (Gwinnett County,
                 GA)/(Morgan Stanley,
                 Dean Witter Municipal

                 Funding, Inc. LIQ)              17,500,000
    19,650,000   Municipal Electric
                 Authority of Georgia,
                 (Series 1985A), 3.25% CP
                 (Landesbank Hessen-
                 Thueringen, Frankfurt
                 LOC), Mandatory Tender

                 6/23/1999                       19,650,000
                 TOTAL                          138,640,921

                 HAWAII-0.4%

     9,000,000 1 Clipper Tax-Exempt Trust
                 (Hawaii AMT) (Series
                 1998-7) Weekly VRDNs
                 (Hawaii Finance and
                 Development
                 Corp.)/(State Street

                 Bank and Trust Co. LIQ)          9,000,000

                 IDAHO-2.0%

    40,000,000   Idaho Health Facilities
                 Authority, (Series
                 1995), 3.15% CP (Holy
                 Cross Health System
                 Corp.), Mandatory Tender

                 4/7/1999                        40,000,000

                 ILLINOIS-7.1% 12,450,520 1 ABN AMRO Chicago Corp.

                 1997-1 LeaseTOPS Trust
                 Weekly VRDNs
                 (Lasalle National Bank,
                 Chicago LIQ)/(Lasalle
                 National Bank, Chicago

                 LOC)                            12,450,520

     1,100,000   Champaign, IL, IDRB
                 Weekly VRDNs (Christie
                 Clinic)/(National City
                 Bank,
                 Indiana LOC)                     1,100,000
     7,100,000 1 Chicago, IL Public
                 Building Commission,
                 (Series 1997) Lehman

                 TR/FR-15
                 Weekly VRDNs (Chicago,
                 IL Board of
                 Education)/(MBIA
                 INS)/(Bank of New York,

                 New York LIQ)                    7,100,000
    19,900,000 1 Chicago, IL, Floater
                 Certificates (Series 1998-28) Weekly VRDNs (Lakefront Millineum
                 Parking)/(MBIA INS)/(Bank of America NT and SA, San Francisco

                 LIQ)                            19,900,000

    10,000,000   1 Chicago, IL, Variable Rate Certificates (Series 1998M), 3.70%
                 TOBs (FGIC INS)/(Bank of America NT and SA, San Francisco LIQ),
                 Optional

                 Tender 8/4/1999                 10,000,000
     1,033,000   Illinois Development
                 Finance Authority Weekly
                 VRDNs (Newlywed
                 Food)/(Mellon Bank N.A.,

                 Pittsburgh LOC)                  1,033,000

PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 ILLINOIS-CONTINUED

 $   2,100,000   Illinois Development
                 Finance Authority, EDRB
                 (Series 1995) Weekly
                 VRDNs (Evapco, Inc.
                 Project)/(Nationsbank,
                 N.A., Charlotte LOC)      $      2,100,000
     3,200,000   Illinois Development
                 Finance Authority, IDRB
                 (Series 1995) Weekly
                 VRDNs (Dickson
                 Weatherproof Nail Co.
                 Project)/(Lasalle
                 National Bank, Chicago

                 LOC)                             3,200,000

    16,700,000   Illinois Development
                 Finance Authority, PCR
                 Daily VRDNs (Diamond
                 Star Motors Corp.)/(Bank
                 of Tokyo-Mitsubishi Ltd.

                 LOC)                            16,700,000

    10,010,000 1 Illinois Development
                 Finance Authority, PT-
                 131 (Series 1995A)
                 Weekly VRDNs (Catholic
                 Health Partners
                 Services)/(Ambac
                 Financial Group, Inc.
                 INS)/(Credit Suisse

                 First Boston LIQ)               10,010,000
    40,000,000   Illinois Health
                 Facilities Authority,
                 Revenue Bonds (Series
                 1985B) Weekly VRDNs (OSF

                 Health Care Systems)            40,000,000
    14,500,000 1 Illinois Housing
                 Development Authority,
                 PT-7, 3.80% TOBs (AMBAC
                 Financial Group, Inc.
                 INS)/(Commerzbank AG,
                 Frankfurt LIQ), Optional

                 Tender 5/13/1999                14,500,000
     1,765,000   Martinsville, IL, IDRB
                 (Series 1995) Weekly
                 VRDNs (PAP-R Products
                 Company Project)/(Bank

                 One, Illinois, N.A. LOC)         1,765,000
     3,000,000   Mendota, IL, IDRB

                 (Series 1995) Weekly
                 VRDNs (Minnesota
                 Diversified Products,
                 Inc. Project)/(Norwest
                 Bank Minnesota, N.A.

                 LOC)                             3,000,000

       140,000   Morton, IL, IDRB (Series
                 1996) Weekly VRDNs
                 (Morton Welding Co, Inc.
                 Project)/(Bank One,

                 Illinois, N.A. LOC)                140,000
     1,600,000   Naperville, IL, Economic
                 Development Revenue
                 Refunding Bonds (Series
                 1994) Weekly VRDNs
                 (Independence Village
                 Associates, Ltd
                 Project)/(U.S. Bank,

                 N.A., Minneapolis LOC)           1,600,000
     1,300,000   Oakbrook Terrace, IL,
                 IDR (Series 1993) Weekly
                 VRDNs (La Quinta Inns,
                 Inc.)/(Nationsbank,

                 N.A., Charlotte LOC)             1,300,000
                 TOTAL                          145,898,520

                 INDIANA-2.2%

    10,850,000   Banc One Capital Higher
                 Education Tax-Exempt
                 Income Trust, (Series 1)
                 Weekly VRDNs (Bank One,

                 Indiana, N.A. LOC)              10,850,000
     2,200,000   Bluffton, IN, Economic
                 Development Revenue
                 Refunding Bonds Weekly
                 VRDNs (Blount,
                 Inc.)/(Morgan Guaranty

                 Trust Co., New York LOC)         2,200,000
     7,500,000   Elkhart, IN, Community

                 Schools, 3.25% TANs,

                 12/31/1999                       7,505,456
     2,835,000   Hamilton County, IN,
                 EDRB (Series 1995) Weekly VRDNs (Fabcon L.L.C.
                 Project)/(Norwest Bank Minnesota, N.A.

                 LOC)                             2,835,000
     4,500,000   Jasper County, IN,
                 (Series 1998A) Weekly
                 VRDNs (Oak Grove
                 Christian Retirement
                 Village, Inc.)/(National
                 City Bank,

                 Michigan/Illinois LOC)           4,500,000

PRINCIPAL

AMOUNT                                               VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 INDIANA-CONTINUED

 $   2,230,000   Kendallville, IN, IDRB
                 (Series 1995) Weekly
                 VRDNs (Rivnut Real
                 Estate, Ltd.
                 Project)/(National City
                 Bank, Ohio LOC)           $      2,230,000
     7,000,000   Richmond, IN EDA Weekly
                 VRDNs (Gannett Co.,

                 Inc.)                            7,000,000
     5,000,000   Spencer County, IN,
                 (Series 1998) Weekly
                 VRDNs (American Iron
                 Oxide Co. Project)/(Bank
                 of Tokyo-Mitsubishi Ltd.

                 LOC)                             5,000,000

     2,065,000   Winamac, IN, (Series 1997) Weekly VRDNs (Pulaski Health
                 Foundation, Inc.)/(KeyBank, N.A. LOC) 2,065,000

                 TOTAL                           44,185,456
                 IOWA-0.9%

     2,800,000   Des Moines, IA, IDR Bonds
                 (Series 1994) Weekly
                 VRDNs (Printer, Inc.)/
                 (Federal Home Loan Bank

                 of Des Moines LOC)               2,800,000
     3,850,000   Iowa Finance Authority,
                 (Series 1996) Weekly
                 VRDNs (Wittern Realty,
                 Inc. Project)/(Norwest
                 Bank Minnesota, N.A.

                 LOC)                             3,850,000

    12,000,000   Iowa School
                 Corporations, (1998-99
                 Series A), 4.50% TRANs

                 (FSA INS), 6/25/1999            12,022,915
                 TOTAL                           18,672,915

                 KANSAS-0.1%

     1,900,000   Olathe, KS, Industrial
                 Revenue Bonds (Series
                 1995) Weekly VRDNs
                 (Garmin International,

                 Inc.
                 Project)/(Nationsbank,

                 N.A., Charlotte LOC)             1,900,000

                 KENTUCKY-2.8%
     1,440,000   Boone County, KY,

                 (Series 1996) Weekly
                 VRDNs (Western States
                 Envelope Co.)/(Bank One,

                 Wisconsin, N.A. LOC)             1,440,000
     5,340,000   Henderson County, KY,
                 (Series 1996) Weekly
                 VRDNs (Audubon Metals
                 LLC Project)/(Harris
                 Trust & Savings Bank,

                 Chicago LOC)                     5,340,000
     1,730,000   Jefferson County, KY,
                 Industrial Building
                 Revenue Bonds (Series
                 1995) Weekly VRDNs
                 (Derby Industries, Inc.
                 Project)/(Bank One,

                 Kentucky LOC)                    1,730,000
    11,995,000 1 Kenton County, KY
                 Airport Board, Trust Receipts (Series 1998F- 1), TOBs (MBIA
                 INS)/(Bank of America NT and SA, San Francisco LIQ), Optional
                 Tender

                 5/12/1999                       11,995,000

    34,000,000   Owensboro, KY, (Series
                 1996) Weekly VRDNs
                 (Owensboro Mercy Health
                 System, Inc.
                 Project)/(Bank of

                 America, IL LOC)                34,000,000
     1,800,000   Owensboro, KY, Limited
                 Obligation Revenue
                 Bonds, 3.30% TOBs (Dart
                 Polymers)/(NBD Bank,
                 Michigan LOC), Optional

                 Tender 6/1/1999                  1,800,000
                 TOTAL                           56,305,000

                 LOUISIANA-0.4%
     8,000,000   Lake Charles, LA Harbor &

                 Terminal District,
                 Revenue Bonds (Series
                 1995A) Weekly VRDNs
                 (Polycom-Huntsman, Inc.
                 Project)/(National City,

                 Pennsylvania LOC)                8,000,000

                 MAINE-0.3%

     6,900,000   Jay, ME, Solid Waste
                 Disposal Revenue Bonds,
                 4.00% TOBs
                 (International
                 Paper Co.), Optional

                 Tender 6/1/1999                  6,900,000

PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 MARYLAND-0.3%
 $   2,468,000   Frederick County, MD,

                 Series 1998A Weekly
                 VRDNs (Thogar, LLC)/

                 (FMB Bank LOC)            $      2,468,000
     1,900,000   Maryland State Energy
                 Financing
                 Administration, Annual
                 Tender Solid Waste
                 Disposal Revenue
                 Refunding Bonds, 4.20%
                 TOBs (Nevamar
                 Corp.)/(International
                 Paper Co. GTD), Optional

                 Tender 9/1/1999                  1,900,000
     1,435,000   Maryland State IDFA,
                 (Series 1991) Weekly
                 VRDNs (Maryland Academy
                 of Sciences
                 Facility)/(Nationsbank,

                 N.A., Charlotte LOC)             1,435,000
                 TOTAL                            5,803,000

                 MASSACHUSETTS-4.6%
     6,097,000   Attleboro, MA, 3.90%

                 BANs, 9/10/1999                  6,107,445
    28,500,000   Commonwealth of
                 Massachusetts, (1997
                 Series B) Weekly VRDNs
                 (Landesbank Hessen-
                 Thueringen, Frankfurt

                 LIQ)                            28,500,000

     3,500,000   1 Commonwealth of Massachusetts, (Series 1998 FR/RI-A20) Weekly
                 VRDNs (MBIA INS)/(National Westminster Bank, PLC,

                 London LIQ)                      3,500,000
     2,450,000 1 Massachusetts HEFA,
                 Floater Certificates
                 (Series 1998-80) Weekly
                 VRDNs (Stonehill
                 College)/(MBIA
                 INS)/(Morgan Stanley,
                 Dean Witter Municipal

                 Funding, Inc. LIQ)               2,450,000
     1,165,000   Massachusetts IFA,
                 (Series 1998A) Weekly
                 VRDNs (JHC Assisted
                 Living Corp.)/(Fleet
                 National Bank,

                 Springfield, MA LOC)             1,165,000
     2,000,000   Massachusetts Municipal
                 Wholesale Electric Co.,
                 Power Supply System
                 Revenue Bonds (1994
                 Series C) Weekly VRDNs
                 (Canadian Imperial Bank

                 of Commerce LOC)                 2,000,000
    23,670,000 1 Massachusetts Water
                 Resources Authority, PT- 1078 Weekly VRDNs (MBIA INS)/(Bank of
                 America NT and SA, San Francisco

                 LIQ)                            23,670,000
     4,600,000   Springfield, MA, 4.00%
                 BANs (Fleet National
                 Bank, Springfield, MA

                 LOC), 9/2/1999                   4,608,431
    16,000,000   Sterling, MA, 3.70%
                 BANs, 8/5/1999                  16,024,192
     5,212,000   Topsfield, MA, 3.75%
                 BANs, 9/23/1999                  5,222,833
                 TOTAL                           93,247,901

                 MICHIGAN-0.0%

       650,000   Dearborn, MI Economic
                 Development Corp.,
                 (Series 1990) Weekly
                 VRDNs (Exhibit
                 Productions, Inc.
                 Project)/(National City
                 Bank, Michigan/Illinois
                 LOC)                               650,000
       265,000   Michigan Strategic Fund,
                 Limited Obligation
                 Revenue Bonds (Series
                 1991) Weekly VRDNs
                 (Martin Luther Memorial
                 Home, Inc.)/(Bank One,

                 Indiana, N.A. LOC)                 265,000
                 TOTAL                              915,000


PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 MINNESOTA-0.9%
 $   9,600,000   Brooklyn Park, MN EDA,

                 Brooks Landing and
                 Brooks Gardens (Series
                 1997), 4.5725% TOBs
                 (Bayerische Landesbank
                 Girozentrale), Optional

                 Tender 3/1/2000           $      9,600,000
     1,815,000   Coon Rapids, MN, (Series
                 1998) Weekly VRDNs
                 (Gerald R.
                 Sizer)/(Norwest Bank

                 Minnesota, N.A. LOC)             1,815,000
     6,415,000 1 Minnesota Public
                 Facilities Authority,
                 Morgan Stanley Floater
                 Certificate
                 (Series 1998-73) Weekly
                 VRDNs (Morgan Stanley,
                 Dean Witter Municipal

                 Funding, Inc. LIQ)               6,415,000
                 TOTAL                           17,830,000

                 MISSISSIPPI-1.0%

     3,655,000   Mississippi Business
                 Finance Corp., (Series
                 1995) Weekly VRDNs
                 (Mississippi Baking
                 Company L.L.C.

                 Project)/(FMB Bank LOC)          3,655,000
     5,400,000   Mississippi Business
                 Finance Corp., (Series
                 1995) Weekly VRDNs
                 (Schuller International,
                 Inc.)/(Bank of New York,

                 New York LOC)                    5,400,000
     7,500,000   Mississippi Home Corp.,
                 Multifamily Housing
                 Adjustable/Fixed Rate
                 Revenue Bonds (Series
                 1997) Weekly VRDNs
                 (Windsor Park
                 Apartments)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                  7,500,000
     4,000,000   Warren County, MS IDA
                 Weekly VRDNs (Vesper Corp.)/(PNC Bank, N.A.

                 LOC)                             4,000,000
                 TOTAL                           20,555,000

                 MISSOURI-0.8%

     3,890,000   Missouri Development Finance Board, (Series 1995) Weekly VRDNs
                 (Wilson Trailer Sales, Inc. Project)/(Norwest Bank Minnesota,
                 N.A.

                 LOC)                             3,890,000

    11,500,000   Missouri State HEFA
                 Weekly VRDNs (Barnes
                 Hospital)/(Morgan
                 Guaranty

                 Trust Co., New York LOC)        11,500,000
                 TOTAL                           15,390,000

                 MULTI STATE-4.0%

     7,000,000 1 Charter Mac Floater
                 Certificates Trust I,
                 (First Tranche) Weekly
                 VRDNs (MBIA
                 INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG,
                 Frankfurt and Credit
                 Communal de Belgique,

                 Brussles LIQs)                   7,000,000
     5,000,000 1 Charter Mac Floater
                 Certificates Trust I,
                 (Second Tranche) Weekly
                 VRDNs (MBIA
                 INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG,
                 Frankfurt and Credit
                 Communal de Belgique,

                 Brussles LIQs)                   5,000,000
    30,000,000 1 Charter Mac Floater
                 Certificates Trust I,
                 (Third Tranche) Weekly
                 VRDNs (MBIA
                 INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG,
                 Frankfurt and Credit
                 Communal de Belgique,

                 Brussles LIQs)                  30,000,000
    18,497,000 1 Clipper Tax-Exempt Trust
                 (AMT MultiState),
                 (Series A) Weekly VRDNs
                 (State Street Bank and

                 Trust Co. LIQ)                  18,497,000
    17,214,000 1 Clipper Tax-Exempt Trust
                 (Non-AMT Multistate),
                 (Series A) Weekly VRDNs
                 (MBIA INS)/(State Street

                 Bank and Trust Co. LIQ)         17,214,000
     4,995,000 1 Delaware River Port
                 Authority, PA, PA-443 Weekly VRDNs (FGIC INS)/(Merrill Lynch
                 Capital Services, Inc.

                 LIQ)                             4,995,000
                 TOTAL                           82,706,000


PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 NEBRASKA-0.9%

 $   1,580,000   Douglas County, NE
                 Weekly VRDNs (Majors
                 Plastics, Inc.)/(Norwest
                 Bank Minnesota, N.A.
                 LOC)                      $      1,580,000
     4,900,000   Douglas County, NE, IDRB
                 (Series 1997) Weekly
                 VRDNs (American
                 Laboratories,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)             4,900,000
     1,060,000   Douglas County, NE,
                 Industrial Development
                 Revenue Refunding Bonds
                 (Series 1994) Weekly
                 VRDNs (Omaha Fixture
                 Manufacturing Project)/

                 (NBD Bank, Michigan LOC)         1,060,000
    10,825,000 1 Nebraska Investment
                 Finance Authority,
                 Variable Rate
                 Certificates
                 (Series 1998X), 3.25%
                 TOBs (Bank of America NT
                 and SA, San Francisco
                 LIQ), Optional Tender

                 6/15/1999                       10,825,000
                 TOTAL                           18,365,000

                 NEVADA-0.3%
     3,665,000   Reno, NV, (Series 1997)

                 Weekly VRDNs (Drill
                 Systems, Inc.)/(Toronto-

                 Dominion Bank LOC)               3,665,000
     1,900,000   Sparks, NV, IDRBs
                 (Series 1996) Weekly
                 VRDNs (The Antioch
                 Publishing Co.
                 Project)/(National City

                 Bank, Ohio LOC)                  1,900,000
                 TOTAL                            5,565,000

                 NEW JERSEY-8.6%

     4,000,000   1 Camden County, NJ Improvement Authority, (Series 1996) Weekly
                 VRDNs (Parkview Redevelopment Housing Project)/(General
                 Electric Capital Corp.

                 LOC)                             4,000,000

    12,625,000 1 Clipper Tax-Exempt Trust
                 (New Jersey Non-AMT)
                 (Series 1998-6) Weekly
                 VRDNs (New Jersey
                 Housing & Mortgage
                 Financing
                 Authority)/(MBIA
                 INS)/(State Street Bank

                 and Trust Co. LIQ)              12,625,000
     2,685,546   Lavallette Borough, NJ,

                 4.125% BANs, 4/30/1999           2,686,214
     7,700,000   New Jersey EDA Weekly
                 VRDNs (Center-For-Aging
                 - Applewood
                 Estates)/(Fleet National
                 Bank, Springfield, MA

                 LOC)                             7,700,000

     6,650,000   New Jersey EDA Weekly
                 VRDNs (YM-YWHA of Bergen
                 County, NJ)/(Bank of New

                 York, New York LOC)              6,650,000
     3,950,000   New Jersey EDA, (Series
                 1998A) Weekly VRDNs
                 (Bayshore Health Care
                 Center)/(KBC
                 Bancassurance Holding

                 LOC)                             3,950,000

     8,700,000   New Jersey EDA, (Series
                 1998A) Weekly VRDNs
                 (Jewish Home at
                 Rockleigh)/(Allied Irish

                 Banks PLC LOC)                   8,700,000
     5,000,000   New Jersey EDA, (Series
                 1998B) Weekly VRDNs
                 (Jewish Home at
                 Rockleigh)/(PNC Bank,

                 N.A. LOC)                        5,000,000
     9,995,000 1 New Jersey Housing &
                 Mortgage Financing Authority, (PT-159), 3.70% TOBs (MBIA
                 INS)/(Commerzbank AG, Frankfurt LIQ), Optional

                 Tender 2/10/2000                 9,995,000
     7,030,000 1 New Jersey State
                 Educational Facilities
                 Authority, (Series 1998
                 FR/RI-A33) Trust
                 Receipts Weekly VRDNs
                 (AMBAC Financial Group,
                 Inc. INS)/(National
                 Westminster Bank, PLC,

                 London LIQ)                      7,030,000

PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 NEW JERSEY-CONTINUED

  $ 12,000,000 1 New Jersey State
                 Transportation Trust
                 Fund Agency, (Series
                 1998 FR/RI-A21) Weekly
                 VRDNs (AMBAC Financial
                 Group, Inc.
                 INS)/(National
                 Westminster Bank, PLC,

                 London LIQ)               $     12,000,000
    10,000,000 1 New Jersey State
                 Transportation Trust Fund Agency, Floater Certificates (Series
                 1998-54) Weekly VRDNs (FSA INS)/(Morgan Stanley, Dean Witter
                 Municipal Funding, Inc.

                 LIQ)                            10,000,000

    31,605,000 1 New Jersey State
                 Transportation Trust
                 Fund Agency, TOCs Trust
                 Series 1999-2 Weekly
                 VRDNs (FSA INS)/(Chase
                 Manhattan Bank N.A., New

                 York LIQ)                       31,605,000
    23,760,000 1 New Jersey State
                 Transportation Trust
                 Fund Agency, Trust
                 Receipts FR/RI-A37
                 Weekly VRDNs (AMBAC
                 Financial Group, Inc.
                 INS)/(National
                 Westminster Bank, PLC,

                 London LIQ)                     23,760,000
     6,300,000 1 New Jersey State, PA-265
                 Weekly VRDNs (Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                        6,300,000
    12,000,000   Trenton, NJ, 3.25% BANs,
                 3/10/2000                       12,010,827
     7,640,000   Trenton, NJ, 4.00% BANs,
                 10/21/1999                       7,673,738
     3,509,500   West Amwell Township,
                 NJ, 3.40% BANs,

                 3/24/2000                        3,516,143
                 TOTAL                          175,201,922

                 NEW MEXICO-0.5%

     2,000,000   Albuquerque, NM, (Series
                 1996A) Weekly VRDNs (El
                 Encanto, Inc.
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)             2,000,000
     3,300,000   Albuquerque, NM, Revenue

                 Refunding Bonds (Series
                 1992) Weekly
                 VRDNs (Charter Hospital
                 of Albuquerque,
                 Inc.)/(Chase Manhattan

                 Bank N.A.,

                 New York LOC)                    3,300,000
     4,700,000   Las Cruces, NM, IDRB
                 (Series 1994A) Weekly
                 VRDNs (F & A Dairy
                 Products, Inc.
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)             4,700,000
                 TOTAL                           10,000,000

                 NEW YORK-7.8%

     8,750,000   Lansingburgh, NY Central
                 School District, 3.90%

                 BANs, 6/18/1999                  8,751,795
     4,500,000   Levittown Union Free
                 School District, NY,

                 3.80% TANs, 6/23/1999            4,500,977
     8,815,000 1 Metropolitan
                 Transportation Authority, New York, Commuter Facilities Revenue
                 Bonds (PA-168) Weekly VRDNs (FGIC INS)/(Merrill Lynch Capital
                 Services, Inc.

                 LIQ)                             8,815,000

     1,500,000   New York City, NY
                 Transitional Finance
                 Authority, (1998
                 Subseries A-1) Weekly
                 VRDNs (Commerzbank AG,
                 Frankfurt LIQ)  1,500,000

    13,000,000 1 New York City, NY, Trust
                 Receipts (Series 1998
                 FR/RI A-79), 2.90% TOBs
                 (National Westminster
                 Bank, PLC, London LIQ),
                 Optional Tender

                 4/13/1999                        13,000,000

    10,000,000 1 New York City, NY, Trust
                 Receipts (Series 1998
                 FR/RI-A77), 2.90% TOBs
                 (National Westminster
                 Bank, PLC, London LIQ),
                 Optional Tender

                 4/13/1999                        10,000,000

    10,000,000   New York City, NY, UT GO (Series F), 4.10% Bonds,

                 8/1/1999                         10,009,733

PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 NEW YORK-CONTINUED

 $  10,475,000 1 New York State Dormitory
                 Authority, PA-60 (Series
                 1993) Weekly VRDNs
                 (Rochester General
                 Hospital)/(FHA
                 INS)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ)                      $     10,475,000
    19,000,000   New York State Energy
                 Research & Development
                 Authority Daily VRDNs
                 (Niagara Mohawk Power
                 Corp.)/(Toronto-Dominion

                 Bank LOC)                       19,000,000
       600,000 1 New York State Energy
                 Research & Development
                 Authority, Trust

                 Receipts,
                 (Series 1998 FR/RI-9)
                 Weekly VRDNs (Brooklyn
                 Union Gas Co.)/(MBIA

                 INS)/

                 (Bank of New York, New
                 York LIQ)                          600,000

     2,500,000   1 New York State HFA, Health Facilities Revenue Bonds (PA-143)
                 Weekly VRDNs (New York City, NY)/(Merrill Lynch Capital
                 Services, Inc. LIQ)/(Merrill Lynch Capital Services, Inc.

                 LOC)                             2,500,000

     4,340,000   1 New York State Medical Care Facilities Finance Agency, (1994
                 Series C) (PA-89) Weekly VRDNs (FHA INS)/(Merrill Lynch Capital
                 Services, Inc.

                 LIQ)                             4,340,000
     9,938,000   Rochester, NY, 3.10%
                 BANs, 10/28/1999                 9,949,066
     4,200,000   Salem, NY Central School

                 District, 3.50% BANs,

                 10/28/1999                       4,204,664
    13,900,000 1 Triborough Bridge &
                 Tunnel Authority, NY, Floater Certificates (Series 1998-72)
                 Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal
                 Funding, Inc.

                 LIQ)                            13,900,000
    23,400,000 1 Triborough Bridge &
                 Tunnel Authority, NY,
                 Trust Receipts (Series
                 1998 FR/RI-A1) Weekly
                 VRDNs (Bayerische
                 Hypotheken-und

                 Vereinsbank AG LIQ)             23,400,000
     1,100,000 1 VRDC/IVRC Trust, (Series
                 1992A) Weekly VRDNs (New York City Municipal Water Finance
                 Authority)/(MBIA INS)/(Hong Kong & Shanghai Banking Corp.

                 LIQ)                             1,100,000

    12,000,000 1 VRDC/IVRC Trust, (Series
                 1993B) Weekly VRDNs
                 (Metropolitan
                 Transportation
                 Authority, New
                 York)/(AMBAC Financial
                 Group, Inc. INS)/(Hong
                 Kong & Shanghai Banking

                 Corp. LIQ)                      12,000,000
     2,000,000 1 VRDC/IVRC Trust, (Series
                 1993G) Weekly VRDNs (St.
                 Lukes Roosevelt Hospital
                 Center)/(FHA INS)/(Hong
                 Kong & Shanghai Banking

                 Corp. LIQ)                       2,000,000
                 TOTAL                          160,046,235

                 NORTH CAROLINA-6.3%

    10,000,000 1 ABN AMRO MuniTOPS
                 Certificates Trust
                 (North Carolina Non-Amt)
                 (Series 1998-23), 3.25%
                 TOBs (Mission St.
                 Josephs Health System)/
                 (MBIA INS)/(ABN AMRO
                 Bank N.V., Amsterdam
                 LIQ), Optional Tender

                 6/2/1999                        10,000,000

     4,600,000   Catawba County, NC
                 Industrial Facilities
                 and PCFA, (Series 1994)
                 Weekly VRDNs (Ethan
                 Allen Inc.
                 Project)/(Bankers Trust

                 Co., New York LOC)               4,600,000
    20,830,000 1 Charlotte, NC, Floater
                 Certificates (Series
                 1998-69) Weekly VRDNs
                 (Morgan Stanley, Dean
                 Witter Municipal

                 Funding, Inc. LIQ)              20,830,000
     1,000,000   Cleveland County, NC
                 Industrial Facilities
                 and PCFA Weekly VRDNs

                 (PPG Industries, Inc.)           1,000,000
     7,495,000 1 Clipper, NC Tax-Exempt
                 Trust Weekly VRDNs
                 (North Carolina State)/
                 (State Street Bank and

                 Trust Co. LIQ)                   7,495,000

PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 NORTH CAROLINA-CONTINUED
 $  17,400,000   Martin County, NC IFA,

                 (Series 1993) Weekly

                 VRDNs (Weyerhaeuser Co.)  $     17,400,000
     9,100,000   New Hanover County, NC
                 PCFA, (Series 1984)
                 Weekly VRDNs (American
                 Hoist
                 & Derrick Co.
                 Project)/(BankBoston,

                 N.A. LOC)                        9,100,000

     7,766,000   1 North Carolina Eastern Municipal Power Agency, PA -171
                 (Series 1996A) Weekly VRDNs (MBIA INS)/(Merrill Lynch Capital
                 Services, Inc.

                 LIQ)                             7,766,000

    16,000,000 1 North Carolina Eastern
                 Municipal Power Agency,
                 PT-132 Weekly VRDNs
                 (MBIA INS)/(Credit

                 Suisse First Boston LIQ)        16,000,000
     1,800,000   North Carolina

                 Educational Facilities
                 Finance Agency, (Series

                 1990) Weekly VRDNs (Bowman Gray School of Medicine)/(Wachovia
                 Bank of NC, N.A., Winston-

                 Salem LOC)                       1,800,000
     4,000,000   North Carolina Medical
                 Care Commission, (Series
                 1996) Weekly VRDNs
                 (Adult Communities Total
                 Services, Inc.)/(Lasalle
                 National Bank, Chicago

                 LOC)                             4,000,000

     1,000,000   North Carolina Medical
                 Care Commission, (Series
                 1996) Weekly VRDNs

                 (North Carolina Baptist)         1,000,000
     5,500,000   North Carolina Medical

                 Care Commission, (Series
                 1998) Weekly VRDNs
                 (Cornelia Nixon Davis
                 Nursing Home,
                 Inc.)/(Wachovia Bank of
                 NC, N.A., Winston-Salem

                 LOC)                             5,500,000

     3,000,000   North Carolina Medical Care Commission, Revenue Bonds (Series
                 1993) Weekly VRDNs (Moses H.

                 Cone Memorial)                   3,000,000
     3,000,000   North Carolina Municipal

                 Power Agency No. 1,
                 (Series A), 3.15% CP
                 (Morgan Guaranty Trust
                 Co., New York and UBS AG
                 LOCs), Mandatory Tender

                 7/22/1999                        3,000,000
    17,255,000 1 North Carolina State,
                 Floater Certificates
                 (Series 1998-38) Weekly
                 VRDNs
                 (Morgan Stanley, Dean
                 Witter Municipal

                 Funding, Inc. LIQ)              17,255,000
                 TOTAL                          129,746,000

                 NORTH DAKOTA-0.1%

     2,050,000   Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan- O-Gold Baking
                 Co. Project)/(Norwest Bank

                 Minnesota, N.A. LOC)             2,050,000

                 OHIO-1.0%

     7,500,000   Banc One Capital Higher
                 Education Tax-Exempt
                 Income Trust, (Series 2
                 Certificates of
                 Ownership) Weekly VRDNs

                 (Bank One, Kentucky LOC)         7,500,000
     7,185,000   Franklin County, OH

                 Hospital Facility
                 Authority, (Series 1992)
                 Weekly VRDNs (Wesley
                 Glenn, Inc.)/(Fifth
                 Third Bank, Cincinnati

                 LOC)                             7,185,000
     5,600,000   Miami County, OH, 3.90%
                 BANs, 7/15/1999                  5,603,418
                 TOTAL                           20,288,418


PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 OKLAHOMA-1.6%

  $  2,295,000   Claremore, OK IDA Weekly
                 VRDNs (Baldor Electric
                 Co.)/
                 (Wachovia Bank of NC,
                 N.A., Winston-Salem LOC)  $      2,295,000
     1,990,000   Oklahoma County, OK
                 Finance Authority,
                 (Series 1996) Weekly
                 VRDNs
                 (Avalon Project)/(Bank

                 One, Texas N.A. LOC)             1,990,000
     9,000,000   Oklahoma State
                 Industrial Authority,
                 Flexible Rate Hospital
                 Revenue Bonds
                 (Series 1990B) Weekly
                 VRDNs (Baptist Medical
                 Center, OK)/(Morgan
                 Guaranty Trust Co., New

                 York LIQ)                        9,000,000
    20,000,000   Oklahoma State
                 Industrial Authority,
                 Health System Revenue
                 Bonds
                 (Series 1995A) Weekly
                 VRDNs (Baptist Medical
                 Center, OK)/
                 (Morgan Guaranty Trust

                 Co., New York LIQ)              20,000,000
                 TOTAL                           33,285,000

                 PENNSYLVANIA-2.9%

     6,000,000   Allegheny County, PA
                 IDA, (Series 1986)
                 Weekly VRDNs (Dowty
                 Corp.)/
                 (U.S. Bank, N.A.,
                 Minneapolis LOC)                 6,000,000
    22,000,000   Clinton County, PA IDA,
                 Solid Waste Disposal
                 Revenue Bonds (Series
                 1992A), 3.95% TOBs
                 (International Paper
                 Co.), Optional Tender

                 1/15/2000                       22,000,000

     1,840,000   Clinton County, PA
                 Municipal Authority,
                 (Series A) Weekly VRDNs
                 (Lock Haven
                 Hospital)/(PNC Bank,

                 N.A. LOC)                        1,840,000
     1,455,000   Erie County, PA IDA,
                 Multi Mode Revenue
                 Refunding Bonds Weekly
                 VRDNs
                 (Corry Manor, Inc.)/(PNC

                 Bank, N.A. LOC)                  1,455,000
     2,000,000   Montgomery County, PA
                 IDA Weekly VRDNs
                 (Plymouth Woods)/

                 (PNC Bank, N.A. LOC)             2,000,000
     1,000,000   Pennsylvania EDFA, (1995

                 Series E) Weekly VRDNs
                 (Home Nursing Agency
                 Affiliates Project)/(PNC

                 Bank, N.A. LOC)                  1,000,000
     8,495,000 1 Pennsylvania HFA,
                 Variable Rate
                 Certificates 1998-Y,
                 3.20% TOBs (Bank of
                 America NT and SA, San
                 Francisco LIQ), Optional

                 Tender 5/15/1999                 8,495,000
    10,000,000   Philadelphia, PA School
                 District, (Series B),
                 4.25% TRANs
                 (PNC Bank, N.A. LOC),

                 6/30/1999                       10,014,752
     7,250,000   Philadelphia, PA, 4.25%
                 TRANs, 6/30/1999                 7,260,594
                 TOTAL                           60,065,346

                 PUERTO RICO-0.5%

    10,000,000   1 Commonwealth of Puerto Rico, Floater Certificates (Series
                 1998-87) Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter
                 Municipal Funding, Inc.

                 LIQ)                            10,000,000
                 SOUTH CAROLINA-0.4%

     7,325,000   1 ABN AMRO MuniTOPS Certificates Trust (Multistate AMT) (Series
                 1998-7) Weekly VRDNs (South Carolina State Ports
                 Authority)/(FSA INS)/(ABN AMRO Bank

                 N.V., Amsterdam LIQ)             7,325,000

PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued
                 SOUTH DAKOTA-1.2%

  $    600,000   Rapid City, SD Weekly
                 VRDNs (Gillette Dairy
                 Black Hills, Inc.)/
                 (Bank of Tokyo-
                 Mitsubishi Ltd. LOC)      $        600,000
     4,840,000   South Dakota EDFA
                 (Series 1998) Weekly
                 VRDNs (FIMCO, Inc.)/
                 (Norwest Bank Minnesota,

                 N.A. LOC)                        4,840,000

    14,000,000   South Dakota Housing
                 Development Authority,
                 (Series I), 3.20% BANs,

                 12/2/1999                       14,000,000

     1,135,000 1 South Dakota Housing
                 Development Authority,
                 CDC Municipal Products,
                 Inc. Class A
                 Certificates (Series
                 1996C) Weekly VRDNs (CDC
                 Municipal Products, Inc.

                 LIQ)                             1,135,000

     3,335,000   South Dakota Housing
                 Development Authority,
                 Homeownership Mortgage
                 Bonds (1997 Series E)

                 Weekly VRDNs                     3,335,000
       790,000 1 South Dakota Housing
                 Development Authority,
                 PT-85 (1988 Series A)
                 Weekly VRDNs (Rabobank

                 Nederland, Utrecht LIQ)            790,000
       780,000   Watertown, SD, (Series
                 1991) Weekly VRDNs (Tescom Corp.)/(Norwest Bank Minnesota, N.A.

                 LOC)                               780,000
                 TOTAL                           25,480,000

                 TENNESSEE-0.5%
     5,300,000   Carter County, TN IDB,

                 (Series 1983) Monthly
                 VRDNs (Inland Container
                 Corp.)/(Temple-Inland,

                 Inc. GTD)                        5,300,000
     2,000,000   Montgomery Co, TN Public

                 Building Authority,
                 Pooled Financing Revenue
                 Bonds (Series 1996)
                 Weekly VRDNs (Montgomery
                 County
                 Loan)/(Nationsbank,

                 N.A., Charlotte LOC)             2,000,000
     3,495,000 1 Tennessee Housing
                 Development Agency,
                 (Series 1997K) Weekly
                 VRDNs
                 (Bank of America NT and

                 SA, San Francisco LIQ)           3,495,000
       205,000   Washington County, TN
                 IDB, Revenue Refunding
                 Bonds (Series 1996)
                 Weekly VRDNs
                 (Springbrook Properties
                 Project)/(SunTrust Bank,

                 Nashville LOC)                     205,000
                 TOTAL                           11,000,000

                 TEXAS-5.5%

    15,750,000   1 ABN AMRO MuniTOPS Certificates Trust (Multistate AMT) (Series
                 1998-15), 3.25% TOBs (Houston, TX Airport System)/(FGIC
                 INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional

                 Tender 6/2/1999                 15,750,000
    10,000,000 1 ABN AMRO MuniTOPS
                 Certificates Trust (Multistate Non-AMT) (Series 1998-24), 3.25%
                 TOBs (Barbers Hill, TX Independent School District)/(Texas
                 Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank
                 N.V., Amsterdam LIQ), Optional Tender

                 11/10/1999                      10,000,000

    17,950,000   Angelina and Neches
                 River Authority, Texas,
                 Solid Waste Disposal
                 Revenue Bonds (Series
                 1993), 3.80% CP (Temple-
                 Eastex, Inc.)/(Temple-
                 Inland, Inc. GTD),
                 Mandatory Tender
                 4/9/1999                        17,950,000

     3,000,000   Angelina and Neches
                 River Authority, Texas,
                 Solid Waste Disposal
                 Revenue Bonds (Series
                 1998), 3.70% CP (Temple-
                 Inland Forest Products
                 Corp.)/(Temple-Inland,
                 Inc. GTD), Mandatory
                 Tender 4/13/1999                 3,000,000
       900,000   Corpus Christi, TX IDC
                 Weekly VRDNs (Grainger
                 (W.W.), Inc.)                      900,000


PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 TEXAS-CONTINUED

 $   1,500,000   Harris County, TX
                 Cultural Education
                 Facilities Finance Corp.
                 Weekly VRDNs (Houston
                 Museum of Natural
                 Sciences)/(Bank One,
                 Texas N.A. LOC)           $      1,500,000
     3,500,000   Harris County, TX HFDC,
                 (Series 1994) Daily
                 VRDNs (Methodist
                 Hospital,

                 Harris County, TX)               3,500,000
    10,000,000 1 Harris County, TX HFDC,
                 Trust Receipts (Series
                 1997) Weekly VRDNs
                 (Hermann Hospital)/(MBIA
                 INS)/(Bank of New York,

                 New York LIQ)                   10,000,000
       955,000   Harris County, TX IDC
                 Weekly VRDNs (Grainger
                 (W.W.), Inc.)                      955,000

    27,460,000 1 Irving, TX Independent
                 School District, PT-1048
                 Weekly VRDNs
                 (Texas Permanent School
                 Fund Guarantee Program
                 GTD)/(Bank of America NT
                 and SA, San Francisco

                 LIQ)                            27,460,000

     1,530,000   Liberty County, TX IDA
                 Weekly VRDNs (Insteel
                 Industries, Inc.)/(First
                 Union National Bank,

                 Charlotte, NC LOC)               1,530,000
     1,480,000   North Richland Hills, TX

                 IDC Weekly VRDNs
                 (Tecnol,
                 Inc.)/(Nationsbank,

                 N.A., Charlotte LOC)             1,480,000
    10,000,000 1 Southeast Texas Housing
                 Finance Corp., PT-165,
                 3.35% TOBs (GNMA
                 COL)/(Banque Nationale
                 de Paris LIQ), Optional

                 Tender 3/9/2000                 10,000,000
     9,345,000   Texas Small Business
                 IDC, (Series 1986)
                 Weekly VRDNs (Texas
                 Public Facilities
                 Capital Access
                 Program)/(KBC
                 Bancassurance Holding

                 LOC)                             9,345,000
                 TOTAL                          113,370,000

                 UTAH-0.4%
     7,400,000   Salt Lake County, UT,

                 Multifamily Housing
                 Revenue Refunding Bonds
                 (Series 1992) Weekly
                 VRDNs (Santa Fe
                 Apartments)/(First
                 Security Bank

                 of Utah, N.A. LOC)               7,400,000

                 VIRGINIA-4.2%

     3,350,000   Arlington County, VA
                 Weekly VRDNs (Ballston
                 Public Parking)/
                 (Citibank N.A., New York
                 LOC)  3,350,000

     9,000,000   Chesterfield County, VA
                 IDA, 3.10% CP (Virginia
                 Electric Power Co.),
                 Mandatory Tender

                 8/13/1999                        9,000,000
     6,100,000   Fairfax County, VA EDA,
                 (Series 1995) Weekly
                 VRDNs (American Society
                 of Civil Engineers
                 Foundation, Inc.
                 Project)/(Mellon Bank

                 N.A., Pittsburgh LOC)            6,100,000
     1,065,000   Fairfax County, VA EDA,
                 Facilities Revenue
                 Refunding Bonds (Series
                 1993) Weekly VRDNs
                 (Future Homemakers of
                 America)/(Nationsbank,

                 N.A., Charlotte LOC)             1,065,000
     1,800,000   Fairfax County, VA IDA
                 Weekly VRDNs (Inova
                 Health System)/(Credit

                 Suisse First Boston LIQ)         1,800,000
     5,500,000 1 Fairfax County, VA IDA,
                 1998 Trust Receipts
                 FR/RI-A35 Weekly VRDNs
                 (Fairfax Hospital
                 System)/(National
                 Westminster Bank, PLC,
                 London LIQ)/
                 (United States Treasury

                 PRF)                             5,500,000
     2,400,000   Fauquier County, VA IDA,

                 Revenue Refunding Bonds
                 Weekly VRDNs
                 (Warrenton Development
                 Co.)/(Nationsbank, N.A.,

                 Charlotte LOC)                   2,400,000

PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 VIRGINIA-CONTINUED

 $   3,500,000   Hampton, VA
                 Redevelopment & Housing
                 Authority, (Series 1998)
                 Weekly VRDNs (Township
                 Apartments)/(Amsouth
                 Bank N.A., Birmingham
                 LOC)                      $      3,500,000
    16,800,000 1 Henrico County, VA IDA,
                 MERLOTs (Series 1997C)
                 Weekly VRDNs (Bon
                 Secours Health
                 System)/(FSA INS)/(First
                 Union National Bank,

                 Charlotte, NC LIQ)              16,800,000
    22,000,000   James City County, VA
                 IDA, (Series 1997)
                 Weekly VRDNs (Riverside
                 Health

                 System-Patriots Colony)         22,000,000
     2,945,000   Richmond, VA

                 Redevelopment & Housing
                 Authority, (Series 1989)
                 Weekly VRDNs (Belmont
                 Apartment)/(First Union
                 National Bank,

                 Charlotte, NC LOC)               2,945,000
     4,000,000   Williamsburg, VA IDA,
                 (Series 1988) Weekly
                 VRDNs (Colonial
                 Williamsburg Foundation
                 Museum)/(Nationsbank,

                 N.A., Charlotte LOC)             4,000,000
     7,800,000   York County, VA IDA,
                 (Series 1985), 3.15% CP
                 (Virginia Electric Power
                 Co.), Mandatory Tender

                 8/13/1999                        7,800,000
                 TOTAL                           86,260,000

                 WEST VIRGINIA-0.3%

     2,520,000   Berkeley County, WV
                 County Commission, IDBs
                 (Series 1994) Weekly
                 VRDNs (Brentwood
                 Industries, Inc.
                 Project)/(First Union
                 National Bank,
                 Charlotte, NC LOC)               2,520,000
     3,000,000   Marshall County, WV, PCR

                 (Series 1992) Weekly
                 VRDNs (PPG Industries,

                 Inc.)                            3,000,000
                 TOTAL                            5,520,000

                 WISCONSIN-0.9%

     4,000,000   Beloit, WI School
                 District, 3.35% TRANs,

                 10/29/1999                       4,002,468
     2,650,000   Combined Locks, WI,
                 Revenue Refunding Bonds,
                 Series 1997 Weekly VRDNs
                 (Appleton Papers)/(Bank
                 of Nova Scotia, Toronto

                 LOC)                             2,650,000

     2,000,000   Green Bay, WI IDA, IDRB
                 (Series 1985) Weekly
                 VRDNs (St. Mary's
                 Holdings, Inc.)/(Mellon
                 Bank N.A., Pittsburgh

                 LOC)                             2,000,000

       640,000   Spooner, WI, (Series
                 1994) Weekly VRDNs (Nash
                 Finch Co.)/(U.S. Bank,

                 N.A., Minneapolis LOC)             640,000
     2,600,000   Superior, WI, (Series
                 1998) Weekly VRDNs
                 (Partridge River
                 Superior, Inc.)/(Norwest
                 Bank Minnesota, N.A.

                 LOC)                             2,600,000

     2,235,000   Wisconsin HEFA, (Series
                 1997) Weekly VRDNs (16th
                 Street Community Health
                 Center, Inc.)/(Bank One,

                 Wisconsin, N.A. LOC)             2,235,000
     5,220,000   Wisconsin HEFA, (Series
                 1997) Weekly VRDNs
                 (Cedar Crest, Inc.)/
                 (Bank One, Wisconsin,

                 N.A. LOC)                        5,220,000
                 TOTAL                           19,347,468


PRINCIPAL

AMOUNT                                                VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 WYOMING-0.1%

  $  1,830,000   Sweetwater County, WY
                 IDA Weekly VRDNs (FMC
                 Gold Co.)/(Wachovia Bank
                 of NC, N.A., Winston-
                 Salem LOC)                $      1,830,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 2         $  2,023,160,259


 Securities that are subject to Alternative Minimum Tax represent 19.7% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid by criteria approved by the fund's board of directors. At March 31, 1999, these securities amounted to $855,754,524, which represents 41.8% of net assets.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,045,189,236) at March 31, 1999.

The following acronyms are used throughout this portfolio:


AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes COL -Collateralized CP -Commercial Paper EDA -Economic Development Authority EDFA -Economic Development Financing Authority EDRB -Economic Development Revenue Bond FGIC -Financial Guaranty Insurance Company FHA -Federal Housing Administration FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDR -Industrial Development Revenue IDRB -Industrial Development Revenue Bond IDFA -Industrial Development Finance Authority IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC(s) -Letter(s) of Credit MBIA -Municipal Bond Investors Assurance MERLOTS -Municipal Exempt Receipts Liquidity Optional Tender Series PCFA -Pollution Control Finance Authority PCR -Pollution Control Revenue PCRB(s) -Pollution Control Revenue Bond(s) PRF -Prerefunded SA -Support Agreement TANs -Tax Anticipation Notes TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub- categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Trust follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31, 1999, the portfolio securities were rated as follows:

 TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)

FIRST TIER   SECOND TIER
94.2%        5.8%

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 1999


ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 2,023,160,259
Cash                                                1,420,082
Income receivable                                  14,209,473
Receivable for shares
sold                                               15,235,905
TOTAL ASSETS                                    2,054,025,719
LIABILITIES:

Payable for investments
purchased                     $ 1,332,416
Payable for shares
redeemed                        5,383,444
Income distribution
payable                         1,533,179
Accrued expenses                  587,444
TOTAL LIABILITIES                                   8,836,483

Net assets for
2,045,202,194 shares

outstanding                                   $ 2,045,189,236
NET ASSETS CONSIST OF:
Paid in capital                               $ 2,045,202,194
Undistributed net
investment income                                       5,242
Accumulated net realized
loss on investments                                   (18,200)
TOTAL NET ASSETS                              $ 2,045,189,236
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER

SHARE:

INVESTMENT SHARES:

$1,771,606,207 /

1,771,511,401 shares

outstanding                                             $1.00

INSTITUTIONAL SERVICE

SHARES:

$273,583,029 /

273,690,793 shares

outstanding                                             $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MARCH 31, 1999


INVESTMENT INCOME:
Interest                                                            $ 68,194,508
EXPENSES:

Investment advisory fee                          $  9,674,880
Administrative personnel
and services fee                                    1,458,972
Custodian fees                                         61,722
Transfer and dividend
disbursing agent fees
and expenses                                          624,655
Directors'/Trustees'

fees                                                   24,482
Auditing fees                                          17,979
Legal fees                                             30,525
Portfolio accounting
fees                                                  135,376
Shareholder services
fee-Investment Shares                               4,152,784
Shareholder services
fee-Institutional
Service Shares                                        684,656
Share registration costs                               91,219
Printing and postage                                  107,620
Insurance premiums                                    251,707
Miscellaneous                                          19,786
TOTAL EXPENSES                                     17,336,363
WAIVERS:

Waiver of investment

advisory fee                  $  (1,082,563)
Waiver of shareholder
services fee-Investment
Shares                           (1,661,114)
Waiver of shareholder
services fee-
Institutional Service
Shares                            (684,656)
TOTAL WAIVERS                                      (3,428,333)
Net expenses                                                          13,908,030
Net investment income                                                 54,286,478
Net realized gain on
investments                                                              189,574
Change in net assets
resulting from
operations                                                          $ 54,476,052

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED MARCH 31                        1999                   1998
INCREASE (DECREASE) IN
NET ASSETS

OPERATIONS:

Net investment income          $     54,286,478       $     55,234,088
Net realized gain on
investments ($189,574
and $241,962 net gains,
respectively, as
computed for federal
income tax purposes)                    189,574                241,962
CHANGE IN NET ASSETS
RESULTING FROM

OPERATIONS                           54,476,052             55,476,050
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Investment Shares                   (46,223,330)           (46,640,752)
Institutional Service
Shares                               (8,063,148)            (8,593,336)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (54,286,478)           (55,234,088)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            5,621,973,916          5,300,217,398
Net asset value of shares
issued to shareholders
in payment of
distributions declared               45,729,563             46,548,654
Cost of shares redeemed          (5,553,095,455)        (5,171,480,575)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        114,608,024            175,285,477
Change in net assets                114,797,598            175,527,439
NET ASSETS:

Beginning of period               1,930,391,638          1,754,864,199
End of period (including
undistributed net
investment income of
$5,242 and $5,242,

respectively)                  $  2,045,189,236       $  1,930,391,638

See Notes which are an integral part of the Financial Statements

Financial Highlights-Investment Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED MARCH 31                    1999           1998           1997           1996           1995
NET ASSET VALUE,

BEGINNING OF PERIOD                  $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                  0.03           0.03           0.03           0.03           0.03
LESS DISTRIBUTIONS:

Distributions from net

investment income                     (0.03)         (0.03)         (0.03)         (0.03)         (0.03)
NET ASSET VALUE,
END OF PERIOD                        $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
TOTAL RETURN 1                         2.83%          3.10%          2.92%          3.32%          2.70%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                               0.74%          0.73%          0.71%          0.71%          0.70%
Net investment income                  2.78%          3.04%          2.88%          3.27%          2.66%
Expense waiver/reimbursement 2         0.16%          0.16%          0.18%          0.24%          0.17%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $1,771,606     $1,646,267     $1,506,918     $1,465,333     $1,277,894

1 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED MARCH 31                  1999         1998         1997         1996         1995
NET ASSET VALUE,

BEGINNING OF PERIOD                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                0.03         0.03         0.03         0.03         0.03
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.03)       (0.03)       (0.03)       (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                       2.98%        3.25%        3.08%        3.47%        2.85%

RATIOS TO AVERAGE NET ASSETS:

Expenses                             0.59%        0.58%        0.56%        0.56%        0.55%
Net investment income                2.93%        3.19%        3.02%        3.43%        2.82%
Expense waiver/reimbursement 2       0.31%        0.31%        0.33%        0.40%        0.17%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $273,583     $284,124     $247,946     $304,516     $358,826

1 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 1999

ORGANIZATION

Tax-Free Instruments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Trust is current income which is exempt from federal income tax including the alterna tive minimum tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regu lated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make pay ment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registra tion under federal securities laws or in transactions exempt from such regis tration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securi ties may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registra tion costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and rev enues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At March 31, 1999, capital paid-in aggregated $2,045,202,194. Transactions in shares were as follows:


YEAR ENDED MARCH 31                  1999               1998
INVESTMENT SHARES:

Shares sold                 4,781,934,595      4,451,502,443
Shares issued to
shareholders in payment
of distributions
declared                       45,282,001         45,566,902
Shares redeemed            (4,702,040,492)    (4,357,926,684)
NET CHANGE RESULTING
FROM INVESTMENT SHARE

TRANSACTIONS                  125,176,104        139,142,661


YEAR ENDED MARCH 31                  1999               1998
INSTITUTIONAL SERVICE

SHARES:

Shares sold                   840,039,321        848,714,955
Shares issued to
shareholders in payment
of distributions
declared                          447,562            981,752
Shares redeemed              (851,054,963)      (813,553,891)
NET CHANGE RESULTING
FROM INSTITUTIONAL

SERVICE

SHARE TRANSACTIONS            (10,568,080)        36,142,816
NET CHANGE RESULTING
FROM SHARE TRANSACTIONS       114,608,024        175,285,477

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this volun tary waiver at any time at its sole discretion.

Effective March 31, 1999, Federated Management merged into Federated Advis ers. Also effective on March 31, 1999, Federated Advisers changed its name to Federated Investment Management Company.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Adminis trative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discre tion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disburs ing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended March 31, 1999, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affil iated investment advisers), common Directors/Trustees, and/or common Offic ers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $3,536,688,641 and $3,500,587,094, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking mea sures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

TAX-FREE INSTRUMENTS TRUST

We have audited the accompanying statement of assets and liabilities of Tax-Free Instruments Trust (a Massachusetts business trust), including the port folio of investments, as of March 31, 1999, the related statement of opera tions for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial state ments and financial highlights are the responsibility of the Trust's manage ment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan cial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant esti mates made by management, as well as evaluating the overall financial state ment presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Instruments Trust as of March 31, 1999, the results of its opera tions for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Arthur Andersen LLP
Boston, Massachusetts

May 18, 1999

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
WILLIAM J. COPELAND

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

KAREN M. BROWNLEE

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other gov ernment agency. Investment in mutual funds involves investment risk, includ ing the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts con cerning its objective and policies, management fees, expenses, and other information.

AS OF MARCH 31, 1999

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Federated

World-Class Investment Manager

ANNUAL REPORT

Tax-Free Instruments Trust

Established 1981

16TH ANNUAL REPORT

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Federated

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 876924101
Cusip 876924200
8042604 (5/99)

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